BELL, BOYD & LLOYD LLC                        THREE FIRST NATIONAL PLAZA
                                              70 WEST MADISON STREET, SUITE 3300
                                              CHICAGO, ILLINOIS 60602-4207
                                              312 372-1121  FAX  312 372-2098
STACY H. WINICK
312  807-4255
swinick@bellboyd.com                          OFFICES IN CHICAGO
                                              AND WASHINGTON, D.C.




                                   May 1, 2002




BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

                       PAPP AMERICA-PACIFIC RIM FUND, INC.
                       1933 ACT REGISTRATION NO. 333-19235
                       1940 ACT REGISTRATION NO. 811-08005

Ladies and Gentlemen:

         In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Papp America-Pacific Rim Fund, Inc. (the "Fund") certifies that:

          a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Fund's registration statement on Form N-1A; and

          b. the text of the most recent post-effective amendment to the Fund's registration statement was filed with the Commission via EDGAR on April 26, 2002.

                                                        Very truly yours,

                                                        BELL, BOYD & LLOYD LLC



                                                        By   /s/ Stacy H. Winick
                                                          ----------------------
                                                              Stacy H. Winick